Note 7 - Income Taxes (Detail) - Schedule of Income Taxes (USD $)	12 Months Ended		66 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Current Tax Provision:
Taxable income	$ 0	$ 0
Total current tax provision	0	0	0
Deferred Tax Provision:
Loss carryforwards	26,785	68,928	26,785
Change in valuation allowance	(26,785)	(68,928)
Total deferred tax provision	$ 0	$ 0